UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mission Global Advisors, LLC

Address:  460 Park Avenue, 15th Floor
          New York, New York 10022



13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bodey
Title:  Chief Operating Officer/Chief Financial Officer
Phone:  (212) 909 1604


Signature, Place and Date of Signing:

/s/ Robert Bodey                New York, New York          February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             3

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:  $26,275
                                         (thousands)


List of Other Included Managers:

No.     Form 13F File Number           Name

1.      028-                           Mission Global Asset Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2008

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8

                                                           VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP       (X$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE  SHARED  NONE
--------------             --------------    ---------    --------  --------  ---  ----  ------------  --------   ----  ------  ----
BANK OF AMERICA CORPORATION  COM             060505104    1,549     110,000    SH        SOLE                   110,000
BANK OF AMERICA CORPORATION  COM             060505104    1,971     140,000    SH        SHARED-DEFINED    1    140,000
CONOCOPHILLIPS               COM             20825C104      798      15,400    SH        SOLE                    15,400
CONOCOPHILLIPS               COM             20825C104    1,015      19,600    SH        SHARED-DEFINED    1     19,600
GOLDMAN SACHS GROUP INC      COM             38141G104      743       8,800    SH        SOLE                     8,800
GOLDMAN SACHS GROUP INC      COM             38141G104      945      11,200    SH        SHARED-DEFINED    1     11,200
ISHARES TR                   DJ US REAL EST  464287739      410      11,000    SH        SOLE                    11,000
ISHARES TR                   DJ US REAL EST  464287739      521      14,000    SH        SHARED-DEFINED    1     14,000
JACOBS ENGR GROUP INC DEL    COM             469814107      529      11,000    SH        SOLE                    11,000
JACOBS ENGR GROUP INC DEL    COM             469814107      673      14,000    SH        SHARED-DEFINED    1     14,000
JPMORGAN & CHASE & CO        COM             46625H100      694      22,000    SH        SOLE                    22,000
JPMORGAN & CHASE & CO        COM             46625H100      883      28,000    SH        SHARED-DEFINED    1     28,000
MONSANTO CO NEW              COM             61166W101      495       7,040    SH        SOLE                     7,040
MONSANTO CO NEW              COM             61166W101      630       8,960    SH        SHARED-DEFINED    1      8,960
NOKIA CORP                   SPONSORED ADR   654902204    1,030      66,000    SH        SOLE                    66,000
NOKIA CORP                   SPONSORED ADR   654902204    1,310      84,000    SH        SHARED-DEFINED    1     84,000
ORACLE CORP                  COM             68389X105      390      22,000    SH        SOLE                    22,000
ORACLE CORP                  COM             68389X105      496      28,000    SH        SHARED-DEFINED    1     28,000
POTASH CORP SASK INC         COM             73755L107      644       8,800    SH        SOLE                     8,800
POTASH CORP SASK INC         COM             73755L107      820      11,200    SH        SHARED-DEFINED    1     11,200
RESEARCH IN MOTION LTD       COM             760975102    3,571      88,000    SH        SOLE                    88,000
RESEARCH IN MOTION LTD       COM             760975102    4,545     112,000    SH        SHARED-DEFINED    1    112,000
TARGET CORP                  COM             87612E106      380      11,000    SH        SOLE                    11,000
TARGET CORP                  COM             87612E106      483      14,000    SH        SHARED-DEFINED    1     14,000
TOLL BROTHERS INC            COM             889478103      330      15,400    SH        SOLE                    15,400
TOLL BROTHERS INC            COM             889478103      420      19,600    SH        SHARED-DEFINED    1     19,600



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